Contents Of Significant Accounts - Equity Settled Share Based Payment Of Restricted Stock Plans For Employees (Detail) - Restricted Stock Plan For Employees [Member] shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
2024 Plan [Member] | 1st Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligible employees	Qualified employeesof the Company
Issuance of shares (in thousands)	32,956
Issuance date	December 5, 2024
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 39.27
2024 Plan [Member] | 2nd Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution date of UMC's shareholders meeting	May 30, 2024
Maximum shares to be issued (in thousands)	66,000
Issuance of shares (in thousands)	32,878
Issuance date	December 5, 2025
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 41.7
2022 Plan [Member] | 1st Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligible employees	Qualified employees of the Company
Issuance of shares (in thousands)	23,060
Issuance date	December 5, 2022
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 44.4
2022 Plan [Member] | 2nd Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution date of UMC's shareholders meeting	May 27, 2022
Maximum shares to be issued (in thousands)	50,000
Issuance of shares (in thousands)	26,728
Issuance date	December 5, 2023
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 48.9
2020 Plan [Member] | 1st Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligible employees	Qualified employees of UMC
Issuance of shares (in thousands)	200,030
Issuance date	September 1, 2020
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 21.8
2020 Plan [Member] | 2nd Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution date of UMC's shareholders meeting	Jun. 10, 2020
Maximum shares to be issued (in thousands)	233,200
Issuance of shares (in thousands)	1,268
Issuance date	June 9, 2021
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 53